Organization, Description of Business and Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2025
Organization, Description of Business and Summary of Significant Accounting Policies
Organization, Description of Business and Summary of Significant Accounting Policies

1. Organization, Description of Business and Summary of Significant Accounting Policies

The accompanying combined and condensed consolidated financial statements include the combined and condensed consolidated results of operations of Jefferson Capital, Inc., and its subsidiaries (the “Company”). Jefferson Capital, Inc. is a Delaware corporation headquartered in Minneapolis, Minnesota.

The Company and its subsidiaries in the U.S., Canada, the U.K and Latin America. provide debt recovery solutions and other related services across a broad range of consumer receivables, including credit card, secured and unsecured automotive, utilities, telecom, and other receivables. The Company primarily purchases portfolios of consumer receivables at deep discounts to face value and manages them by working with individuals as they repay their obligations and work toward financial recovery. Previously charged-off receivables include receivables subject to bankruptcy proceedings. The Company also provides debt servicing and other portfolio management services to credit originators for non-performing loans. Through credit card acquisition programs, the Company earns credit card revenue. All deployments are purchased from independent third parties.

The Company purchases portfolios of receivables from a diverse client base, including Fortune 500 creditors, banks, fintech origination platforms, telecommunications providers, credit card issuers, and auto finance companies. The Company’s top five clients accounted for 39.9% and 38.7%, with the top client representing 11.1% and 12.4% of purchases for the nine months ended September 30, 2025 and 2024, respectively. For credit card receivables, the Company purchases from two issuers.

Initial Public Offering June 2025

In June 2025, the Company completed its initial public offering (“IPO”), in which the selling shareholders sold 10,875,000 shares after giving effect to the underwriters’ exercise of the over-allotment option, at a public offering price of $15.00 per share. The Company also issued and sold 625,000 shares of its common stock in the IPO, which resulted in net proceeds of $4.5 million after deducting the underwriting discounts and commissions. Prior to the IPO, our business operations were generally conducted through Jefferson Capital Holdings, LLC, and its subsidiaries. JCAP TopCo, LLC is a holding company and the direct parent of Jefferson Capital Holdings, LLC. JCAP TopCo, LLC was owned by (i) entities affiliated with J.C. Flowers, (ii) members of Management Invest, LLC, and (iii) former equity holders of Canaccede.

Following a series of transactions that we refer to collectively as the “Reorganization,” Jefferson Capital, Inc. became a holding company with no material assets other than 100% of the equity interests in JCAP TopCo, LLC, which remain a holding company with no material assets other than 100% of the equity interests in Jefferson Capital Holdings, LLC. Jefferson Capital, Inc. also succeeded to federal NOLs, state NOLs and tax credit carryforwards under Section 381 of the Code as a result of its acquisition in the Reorganization of certain affiliated corporations that held direct or indirect equity interests in JCAP TopCo, LLC. As indirect parent of Jefferson Capital Holdings, LLC, following the Reorganization, Jefferson Capital, Inc. operates and controls all of the business and affairs, and consolidates the financial results of, Jefferson Capital Holdings, LLC, and its subsidiaries. To effect the Reorganization, the then-current direct and indirect owners of JCAP TopCo, LLC, including (i) entities affiliated with J.C. Flowers, (ii) members of Management Invest, LLC, an entity through which employees of JCAP TopCo, LLC and its subsidiaries and certain of our directors held equity interests, and (iii) former equity holders of Canaccede, exchanged their direct and indirect interests in JCAP TopCo, LLC for shares of our common stock. We refer to the entities affiliated with J.C. Flowers, members of Management Invest, LLC and former stockholders of Canaccede who own shares of our common stock following the Reorganization and the IPO as the “JCF Stockholders,” “Management Stockholders” and “Former Canaccede Stockholders,” respectively. As a result of the Reorganization and after giving effect to the completion of the IPO at the initial public offering price of $15.00 per share, as of September 30, 2025:

▪	the investors in the IPO collectively own 18.1% of our common stock;
▪	the JCF Stockholders collectively own 67.6% of the outstanding shares of our common stock;
▪	the Management Stockholders collectively own 14.3%;
▪

The number of shares of common stock received by the JCF Stockholders, the Former Canaccede Stockholders and the Management Stockholders in exchange for the 132,828,019 Class A Units and Class C Units of JCAP TopCo, LLC outstanding immediately prior to the Reorganization was based on an exchange ratio of one share of our common stock for every 2.4150549 interests in JCAP TopCo, LLC (the “Exchange Ratio”), resulting in an aggregate of 55,000,000 shares of our common stock being issued in exchange for such Class A Units and Class C units.

In addition, based on the initial public offering price of $15.00 per share, an aggregate of 9,060,082 shares of common stock were issued in exchange for the 27,937,232 Class B Units of JCAP TopCo, LLC outstanding immediately prior to the Reorganization, resulting in a total of 64,060,082 shares of common stock outstanding immediately after the Reorganization and before giving effect to the IPO. The number of shares of common stock that the Management Stockholders collectively received pursuant to the Reorganization was based in part on the value that Management Invest, LLC would have received under the distribution provisions of the limited liability agreement of JCAP TopCo, LLC, with shares of our common stock valued by reference to the ultimate initial public offering price of shares of common stock in the IPO. Specifically, of the 9,060,082 shares of common stock issued to the Management Stockholders in the Reorganization, 6,418,775 shares were issued in respect of Class B Units of Management Invest, LLC (which correspond to Class B Units of JCAP TopCo, LLC) that are “in- the-money” but remain subject to certain vesting conditions specified in individual award agreements. These shares were issued as restricted stock either with the same time-based vesting requirements that the corresponding Class B Units were subject to prior to the Reorganization or, if such corresponding Class B Units had performance vesting requirements, with a three year time-vesting requirement. If the vesting conditions of the restricted stock are not satisfied, such restricted stock will be forfeited and canceled.

Basis of Presentation

The accompanying unaudited combined and condensed consolidated interim financial statements include our accounts and those of our wholly-owned subsidiaries, and they reflect all adjustments which are necessary for a fair statement of results of operations, financial position, and cash flows as if entities had been combined for all periods presented and are presented in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Such unaudited combined and condensed consolidated interim financial statements have been prepared in accordance with the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. The year-end condensed balance sheet data was derived from audited financial statements but does not include all disclosures required by U.S. GAAP.

These unaudited combined and condensed consolidated interim financial statements should be read in conjunction with our annual financial statements for the year ended December 31, 2024 and have been prepared on a consistent basis with the accounting policies described in Note 1 of the Notes to the Consolidated Financial Statements included in our final prospectus filed with the SEC pursuant to Rule 424(b)(4) under the Securities Act of 1933, as amended, on June 27, 2025 (the “Prospectus.”)

The Company has elected to condense certain immaterial balance sheet line items, specifically, prepaid expenses and current tax receivable with existing assets classified as other assets into a single “other assets” caption on the balance sheet. The reclassification of the immaterial items does not change the underlying measurement, recognition, or total amounts reported on the balance sheet. Affected line items on the statement of cash flows will also be recast and presented in a manner consistent with the balance sheet presentation. Certain prior period amounts were reclassified to conform to the current period presentation, as applicable, and in accordance with ASC 250-10-50-1(b).

All intercompany transactions and balances have been eliminated in consolidation.

Translation of Foreign Currencies

Foreign currency translation adjustments result from the process of translating financial statements from the Company’s foreign subsidiaries’ functional currency, mainly the Canadian dollar for the Company’s Canadian business and British Pound for the Company’s United Kingdom businesses, into the Company’s reporting currency, the U.S. dollar. Translation adjustments are reported as a component of other comprehensive income. Revenues and expenses are translated monthly utilizing average exchange rates and assets and liabilities are translated as of the balance sheet date utilizing the period end exchange rate.

The combined and condensed consolidated financial statements of certain of the Company’s foreign subsidiaries are measured using their local currency as the functional currency. Assets and liabilities of foreign operations are translated into U.S. dollars using period-end exchange rates, and revenues and expenses are translated into U.S. dollars using average exchange rates in effect during each period. The resulting translation adjustments are recorded as a component of other comprehensive income or loss. Equity accounts are translated at historical rates, except for the change in retained earnings during the year which is the result of the income statement translation process. Intercompany transaction gains or losses at each period end arising from subsequent measurement of balances for which settlement is not planned or anticipated in the foreseeable future are included as translation adjustments and recorded within other comprehensive income or loss. Translation gains or losses are the material components of accumulated other comprehensive income or loss.

Use of Estimates

The combined and condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), and these principles require making estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the combined and condensed consolidated financial statements, as well as the reported amounts of revenues and expenses during each reporting period. These estimates are based on information available as of the date of the combined and condensed consolidated financial statements. The actual results could differ materially from these estimates. Significant estimates include the determination of recovery income associated with the investment in charged off receivables. The recognition of revenue from previously charged-off receivables is primarily calculated using ASC 326 – Financial Instruments – Credit Losses, which is commonly referred to as the Current Expected Credit Loss model or “CECL,” which is based on expected future collections and involved significant judgement, including forecasts of macroeconomic conditions and collection trends, which are inherently uncertain and may change over time. Additionally, estimates of future credit losses on credit card receivables may have a significant effect on the provision for loan losses.

Significant Accounting Policies

There have been no material changes to the Company’s significant accounting policies from the audited combined and condensed consolidated financial statements for the fiscal year ended December 31, 2024, included in the Prospectus.

Investments in Receivables

The Company typically purchases receivable portfolios that are either significantly delinquent or have been previously charged off by the seller. These financial assets have experienced more-than-insignificant deterioration in credit quality, and as such meet the definition of Purchased Credit Deteriorated or “PCD” under CECL. Under PCD accounting, the portfolios are initially recognized at amortized cost by adding the acquisition date estimate of expected credit losses to the asset’s purchase price with no provision expense recorded at acquisition date. Receivable portfolio purchases are then aggregated into pools based on similar risk characteristics. Examples of risk characteristics include financial asset type, collateral type, size, interest rate, date of origination, term, and geographic location. The Company’s static pools are typically grouped into credit card, purchased consumer bankruptcy, and mortgage portfolios. The Company further groups these static pools by geographic location. Once a pool is established, and aggregated based on similar risk characteristics, the portfolios will remain in the designated pool unless the underlying risk characteristics change. The purchase Effective Interest Rate (“EIR”) of a pool will not change over the life of the pool even if expected future cash flows change.

Write Off and Negative Allowance for Expected Recoveries:  At purchase, the Company deems these portfolios to be uncollectible due to being significantly delinquent and previously being charged off by the seller prior to purchase. In accordance with its write-off policy, the Company immediately writes off the amortized cost of the purchased portfolios at acquisition. Subsequent to write-off, the Company establishes a negative allowance for expected recoveries equal to the amount the Company expects to collect over the life of the receivable portfolio. The negative allowance will not exceed the amortized cost basis of the purchased portfolios prior to charge off.

Pooling: The Company aggregates purchases of receivables into pools based on risk characteristics, primarily financial asset type and expected credit loss pattern. Once a pool is established, the composition of the pool will not change unless there is a change in the underlying risk characteristics of the individual loans.

Methodology: The negative allowance is calculated at a pool level and represents the amount of future expected recoveries discounted to present value. The discount rate used in the calculation is the effective interest rate that equates the purchase price of the portfolio and the expected future cash flows at the purchase date. An annual pool is created throughout the year as the Company purchases portfolios. The Company pools accounts with similar risk characteristics that are acquired in the same year. The blended effective interest rate will be adjusted to reflect new acquisitions and new cash flow estimates until the end of the year. The effective interest rate for a pool is fixed for the remaining life of the pool once the year has ended. The effective interest rate will not change after the year has ended even if expected cash flows change for the pool.

Income Recognition: Under ASC 326, revenue related to investments in receivables is recognized for accretion / amortization due to the passage of time, changes in current period expected recoveries due to variances between actual and expected collections, and changes in future expected recoveries, discounted to present value. Discount accretion due to the passage of time based on the established pool effective interest rate is shown in “Total portfolio income” of the combined and condensed consolidated statement of operations. Changes in current period expected recoveries due to variances between actual and expected collections and changes in future expected recoveries, discounted to present value, are shown in “Changes in recoveries” of the combined and condensed consolidated statement of operations. Additionally, the Company recognized performing loans carried at amortized cost and include accrued interest receivable, deferred fees, and costs. These loans are shown in “Total portfolio income” on the combined and consolidated statement of operations.

Allowance for Credit Losses

The Company provides an allowance for credit losses on loans and fees receivable. Judgement is required to assess the estimate of current expected credit losses. Management continuously evaluates its estimate for determining the most appropriate allowance for credit losses. The allowance for credit losses on loans and fees receivable is computed at the pool level using a roll-rate methodology. Management considers several factors in the measurement of the allowance, including historical loss rates, current delinquency and roll-rate trends, the effects of changes in the economy, changes in underwriting criteria, and estimated recoveries. The estimated allowance consists of both qualitative and quantitative adjustments. A reasonable and supportable forecast is considered as part of the qualitative adjustments, as permitted by ASC 326. The allowance is estimated based on the amortized cost basis of the loan including principal, accrued interest receivable, deferred fees, and costs. The Company places receivables on non-accrual at 90 days past due and writes off the accrued interest at 180 days past due. Expected recoveries are included in the measurement of the allowance for credit losses.

The Company does not record an allowance related to unfunded commitments as these agreements are unconditionally cancelable by the Company.

Revenue Recognition

The Company’s revenues primarily include Revenues from receivable portfolios associated with Investments in receivables, which is revenue recognized from engaging in debt purchasing and recovery activities. The Company fully writes off the amortized costs (i.e., face value net of noncredit discount) of the individual receivables it acquires immediately after purchasing the portfolio. The Company then records a negative allowance that represents the present value of all expected future recoveries for pools of receivables that share similar risk characteristics using a discounted cash flow approach, which is presented as “Investment in receivable portfolios, net” in the Company’s combined and condensed consolidated balance sheet. The discount rate is an EIR established based on the purchase price of the portfolio and the expected future cash flows at the time of purchase. In recent periods the Company has purchased performing receivable portfolios and continues to do so at a deep discount. The credit quality of these portfolios continues to meet the definition of PCD, but the Company believes it will successfully collect a significant portion where the consumer will pay on a normal schedule.

Debt purchasing revenue includes two components:

(1)	Total portfolio income, which includes the accretion of the discount on the negative allowance due to the passage of time (generally the portfolio balance multiplied by the EIR), all revenue from zero basis portfolio collections, as well as interest and fees recognized on performing receivable portfolios, and
(2)	Changes in recoveries, which include:
a.	Recoveries above or below forecast, which is the difference between (i) actual cash collected / recovered during the current period and (ii) expected cash recoveries for the current period, which generally represents over or under performance for the period; and
b.	Changes in expected future recoveries, which is the present value change of expected future recoveries, where such change generally results from (i) timing of collections (amounts either expected to be collected early or later) and (ii) changes to the total amount of expected future collections (which can be increases or decreases).

The Company measures expected future recoveries based on historical experience, current conditions, and reasonable and supportable forecasts.

Recently Adopted Accounting Standards

In November 2023, the Financial Accounting Standards Board (“FASB”) issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 requires disclosure of significant segment expenses that are regularly provided to the chief operating decision maker and included within the segment measure of profit or loss. This guidance was applied retrospectively and became effective for annual reporting periods in fiscal years beginning after December 15, 2023, and interim reporting periods in fiscal years beginning after December 31, 2024. The Company has adopted ASU 2023-07 effective December 31, 2024 and concluded that the application of this guidance did not have any material impact on its combined and condensed consolidated financial statements. See Note 14 for more information.

Recent Accounting Standards or Updates Not Yet Adopted

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative, to amend certain disclosure and presentation requirements for a variety of topics within the Accounting Standards Codification (“ASC”). These amendments align the requirements in the ASC to the removal of certain disclosure requirements set out in Regulation S-X and Regulation S-K, announced by the SEC. The effective date for each amended topic in the ASC is either the date on which the SEC’s removal of the related disclosure requirement from Regulation S-X or Regulation S-K becomes effective, or on June 30, 2027, if the SEC has not removed the requirements by that date. Early adoption is prohibited. The Company is currently evaluating these provisions and the impact they may have on its combined and condensed consolidated financial statements and related disclosures.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. The standard is intended to benefit investors by providing more detailed income tax disclosures that would be useful in making capital allocation decisions and apply to all entities subject to income taxes. The new standard is effective for annual periods beginning after December 15, 2024. The Company is currently evaluating the provisions of this ASU and the impact on its combined and condensed consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU 2024-03, which requires disaggregated disclosure of income statement expenses for public business entities. The objective of ASU 2024-03 is to address requests from investors for more detailed information about the types of expenses. The ASU does not change the expense captions an entity presents on the face of the income statement;

rather, it requires disaggregation of certain expense captions into specified categories in disclosures within the footnotes to the financial statements. The effective date for annual reporting periods is after December 15, 2026, and interim periods within those annual periods beginning after December 15, 2027. The Company is currently evaluating these provisions of this ASU and the impact they may have on its combined and condensed consolidated financial statements and related disclosures.